Intangibles and goodwill	12 Months Ended
Dec. 31, 2019
Intangibles and goodwill
Intangibles and goodwill

12.   Intangibles and goodwill

		Option
	Above	for time
	market time	charter	Total
(in thousands of U.S. dollars)	charter	extension	Intangibles	Goodwill	Total
Historical cost December 31, 2017	$22,760	8,000	30,760	251	$31,011
Amortization for the year	(3,631)	—	(3,631)	—	(3,631)
Accumulated amortization, December 31, 2018	(10,272)	—	(10,272)	—	(10,272)
Intangibles and goodwill, December 31, 2018	12,488	8,000	20,488	251	20,739

Historical cost December 31, 2018	22,760	8,000	30,760	251	31,011
Additions	—	—	—	—	—
Historical cost December 31, 2019	22,760	8,000	30,760	251	31,011
Amortization for the year	(3,631)	—	(3,631)	—	(3,631)
Accumulated amortization, December 31, 2019	(13,903)	—	(13,903)	—	(13,903)
Intangibles and goodwill, December 31, 2019	$8,857	8,000	16,857	251	$17,108

The following table presents estimated future amortization expense for the intangibles:

(in thousands of U.S. dollars)	Total
2020	$3,053
2021	2,755
2022	2,755
2023	2,755
2024	2,762
2025 and thereafter	$2,777